Stock-Based Compensation - Summary of Assumptions used to value WeWork Partnerships Profits Interest Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Oct. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Class B common stock		$ 19.19
Wework Partnership Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	1.53%
Risk-free interest rate maximum	1.94%
Wework Partnership Profit Interest Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Class B common stock	$ 56.85
Wework Partnership Profit Interest Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Class B common stock	$ 4.12
Wework Partnership Profit Interest Units [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	5 years 9 months 29 days
Weighted average expected volatility	40.00%